Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Book Value [Member[ | Cash and due from banks [Member]
Assets
Financial Assets	$ 2,764,884	$ 3,713,734
Book Value [Member[ | Transactions in the course of collection [Member]
Assets
Financial Assets	772,196	326,446
Book Value [Member[ | Cash and other transactions [Member]
Assets
Financial Assets	3,537,080	4,040,180
Book Value [Member[ | Rights by resale agreements and securities lending [Member]
Assets
Financial Assets	54,061	64,365
Book Value [Member[ | Debt financial instruments [Member]
Assets
Financial Assets	902,355	839,744
Book Value [Member[ | Domestic banks [Member]
Assets
Financial Assets		159,987
Book Value [Member[ | Central Bank of Chile [Member]
Assets
Financial Assets	1,801,100	1,090,000
Book Value [Member[ | Foreign banks [Member]
Assets
Financial Assets	372,051	279,764
Book Value [Member[ | Loans and advances to Banks [Member]
Assets
Financial Assets	3,129,567	2,433,860
Book Value [Member[ | Commercial loans [Member]
Assets
Financial Assets	19,987,278	19,353,491
Book Value [Member[ | Residential Mortgage Loans [Member]
Assets
Financial Assets	11,371,676	10,307,542
Book Value [Member[ | Consumer loans [Member]
Assets
Financial Assets	4,545,734	3,931,344
Book Value [Member[ | Loans to customers, net [Member]
Assets
Financial Assets	35,904,688	33,592,377
Book Value [Member[ | Total Assets
Assets
Financial Assets	42,571,335	40,066,417
Book Value [Member[ | Transactions in the course of payment [Member]
Liabilities
Financial Liabilities	681,792	210,479
Book Value [Member[ | Current accounts and other demand deposits [Member]
Liabilities
Financial Liabilities	13,592,155	18,542,791
Book Value [Member[ | Saving accounts and time deposits [Member]
Liabilities
Financial Liabilities	14,358,987	9,140,006
Book Value [Member[ | Obligations by repurchase agreements and securities lending [Member]
Liabilities
Financial Liabilities	216,264	95,009
Book Value [Member[ | Borrowings from financial institutions [Member]
Liabilities
Financial Liabilities	5,397,676	4,861,865
Book Value [Member[ | Letters of credit for residential purposes [Member]
Liabilities
Financial Liabilities	2,328	4,005
Book Value [Member[ | Letters of credit for general purposes [Member]
Liabilities
Financial Liabilities	49	109
Book Value [Member[ | Bonds [Member]
Liabilities
Financial Liabilities	9,265,570	8,557,281
Book Value [Member[ | Other financial obligations [Member]
Liabilities
Financial Liabilities	344,030	250,005
Book Value [Member[ | Debt financial instruments issued [Member]
Liabilities
Financial Liabilities	43,177,059	41,451,071
Book Value [Member[ | Subordinated bonds [Member]
Liabilities
Financial Liabilities	1,010,905	917,510
Book Value [Member[ | Liabilities [member]
Liabilities
Financial Liabilities	44,869,756	42,579,060
Estimated Fair Value [Member] | Cash and due from banks [Member]
Assets
Financial Assets	2,764,884	3,713,734
Estimated Fair Value [Member] | Transactions in the course of collection [Member]
Assets
Financial Assets	772,196	326,446
Estimated Fair Value [Member] | Cash and other transactions [Member]
Assets
Financial Assets	3,537,080	4,040,180
Estimated Fair Value [Member] | Rights by resale agreements and securities lending [Member]
Assets
Financial Assets	54,061	64,365
Estimated Fair Value [Member] | Debt financial instruments [Member]
Assets
Financial Assets	836,527	821,743
Estimated Fair Value [Member] | Domestic banks [Member]
Assets
Financial Assets		159,960
Estimated Fair Value [Member] | Central Bank of Chile [Member]
Assets
Financial Assets	1,801,100	1,090,000
Estimated Fair Value [Member] | Foreign banks [Member]
Assets
Financial Assets	369,526	278,813
Estimated Fair Value [Member] | Loans and advances to Banks [Member]
Assets
Financial Assets	3,061,214	2,414,881
Estimated Fair Value [Member] | Commercial loans [Member]
Assets
Financial Assets	19,161,774	18,423,126
Estimated Fair Value [Member] | Residential Mortgage Loans [Member]
Assets
Financial Assets	11,138,046	9,753,455
Estimated Fair Value [Member] | Consumer loans [Member]
Assets
Financial Assets	4,608,041	3,899,940
Estimated Fair Value [Member] | Loans to customers, net [Member]
Assets
Financial Assets	34,907,861	32,076,521
Estimated Fair Value [Member] | Total Assets
Assets
Financial Assets	41,506,155	38,531,582
Estimated Fair Value [Member] | Transactions in the course of payment [Member]
Liabilities
Financial Liabilities	681,792	210,479
Estimated Fair Value [Member] | Current accounts and other demand deposits [Member]
Liabilities
Financial Liabilities	13,592,155	18,542,791
Estimated Fair Value [Member] | Saving accounts and time deposits [Member]
Liabilities
Financial Liabilities	14,342,841	9,145,192
Estimated Fair Value [Member] | Obligations by repurchase agreements and securities lending [Member]
Liabilities
Financial Liabilities	216,264	95,009
Estimated Fair Value [Member] | Borrowings from financial institutions [Member]
Liabilities
Financial Liabilities	4,844,427	4,325,869
Estimated Fair Value [Member] | Letters of credit for residential purposes [Member]
Liabilities
Financial Liabilities	2,466	4,209
Estimated Fair Value [Member] | Letters of credit for general purposes [Member]
Liabilities
Financial Liabilities	52	116
Estimated Fair Value [Member] | Bonds [Member]
Liabilities
Financial Liabilities	9,030,443	8,397,835
Estimated Fair Value [Member] | Other financial obligations [Member]
Liabilities
Financial Liabilities	363,809	274,838
Estimated Fair Value [Member] | Debt financial instruments issued [Member]
Liabilities
Financial Liabilities	42,392,457	40,785,859
Estimated Fair Value [Member] | Subordinated bonds [Member]
Liabilities
Financial Liabilities	1,002,250	869,364
Estimated Fair Value [Member] | Liabilities [member]
Liabilities
Financial Liabilities	$ 44,076,499	$ 41,865,702